WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 111.5%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	10,906,240		$12,387,333
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	145,488,810		165,833,010	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	6,371,300		7,571,046
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	15,888,100		20,958,797	(a)
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	17,869,717		22,350,241
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	99,261,295		137,215,463	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	8,322,510		11,852,713
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	13,377,330		19,263,308
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	55,174,604		72,141,501	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	27,194,448		31,591,990
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	3,126,240		3,908,190
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	5,697,321		5,980,667
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	26,335,920		26,393,376
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	5,873,600		5,935,872
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	43,370,000		43,433,322	(a)
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	22,803,200		23,137,980	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	37,240,136		37,519,868
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	87,808,446		88,480,305	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	64,957,950		65,903,854	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	13,760,388		13,942,127	(b)
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	55,437,178		58,663,538

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $814,978,553)					874,464,501

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 9.7%
Brazil - 2.9%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	27,259,369	BRL	7,704,751
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	47,910,407	BRL	15,454,967

Total Brazil					23,159,718

Italy - 4.1%
Italy Buoni Poliennali Del Tesoro	3.100%	9/15/26	24,230,468	EUR	31,931,352	(c)

Mexico - 1.4%
Mexican Udibonos	2.000%	6/9/22	226,132,060	MXN	11,124,592

Russia - 0.5%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	267,982,500	RUB	3,934,396

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	1

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Uruguay - 0.8%
Uruguay Government International Bond	4.250%	4/5/27	235,479,768	UYU	$6,318,654

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $75,317,997)					76,468,712

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 9.2%
Acuity Funding Trust, 2020-CRE1A	3.645%	7/15/21	2,910,000		2,909,704	(e)(f)(g)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.240%	9/29/36	13,453,172		12,112,550	(e)(h)
Banc of America Funding Trust, 2015-R2 5A2	2.322%	9/29/36	8,443,835		6,808,941	(e)(h)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	3.909%	7/15/35	4,220,000		4,204,034	(e)(h)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	2.560%	2/16/37	1,310,000		1,311,541	(e)(h)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,288,902		636,842
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	3,690,000		3,768,401	(e)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust Series, 2017-2 M2	4.000%	8/25/56	5,170,000		5,321,602	(e)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.077%	10/25/29	2,660,000		2,836,151	(h)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	5.777%	2/25/30	2,950,000		3,213,211	(e)(h)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	3.727%	10/25/39	2,860,000		2,867,419	(e)(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.941%	2/12/49	2,256,717		927,825	(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.517%	2/15/51	41,982		40,080	(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	4.177%	1/16/37	4,650,000		4,665,999	(e)(h)(i)

See Notes to Consolidated Schedule of Investments.

2	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	4.677%	1/16/37	4,656,000	$4,673,473	(e)(h)(i)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	4,570,000	4,774,395	(e)(h)(i)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN XH, IO	0.600%	1/16/37	13,600,000	36,706	(e)(h)(i)
Lehman Mortgage Trust, 2006-5 2A2, IO (-1.000 X 1 mo. USD LIBOR + 7.150%)	5.523%	9/25/36	2,738,424	834,473	(h)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	3.348%	6/25/37	87,100	66,169	(h)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	2,530,000	2,642,193	(e)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	3.669%	4/18/24	5,700,000	5,714,176	(e)(h)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.053%	2/25/46	1,973,946	1,893,345	(h)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $66,612,582)				72,259,230

CORPORATE BONDS & NOTES - 8.5%
ENERGY - 4.7%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	500,000	548,838

Oil, Gas & Consumable Fuels - 4.6%
Apache Corp., Senior Notes	5.250%	2/1/42	910,000	940,722
Apache Corp., Senior Notes	4.250%	1/15/44	2,630,000	2,343,002
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,250,000	1,990,779
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	3,380,000	3,539,672
Gazprom OAO Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	3,720,000	4,123,453	(e)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	4,000,000	4,279,624	(e)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	26,000	25,626	(e)
Noble Energy Inc., Senior Notes	3.900%	11/15/24	500,000	532,289
Noble Energy Inc., Senior Notes	4.950%	8/15/47	3,210,000	3,383,228
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	400,000	315,000

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	3

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	490,000	$380,975
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	330,000	374,389
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,690,000	3,171,230
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,690,000	4,187,596
Range Resources Corp., Senior Notes	5.000%	3/15/23	900,000	654,471
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,860,000	1,073,685
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,100,000	497,750
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,787,408
YPF SA, Senior Notes	8.500%	7/28/25	1,700,000	1,442,306	(c)

Total Oil, Gas & Consumable Fuels				36,043,205

TOTAL ENERGY				36,592,043

FINANCIALS - 1.0%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,060,000	5,641,242

Diversified Financial Services - 0.2%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	4.150%	12/21/65	2,084,000	1,705,619	(e)(h)

Insurance - 0.1%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	48,492	71,909	(e)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.945%	2/12/23	190,730	193,589	(e)(h)

Total Insurance				265,498

TOTAL FINANCIALS				7,612,359

HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.1%
Immucor Inc., Senior Notes	11.125%	2/15/22	1,180,000	1,171,518	(e)

See Notes to Consolidated Schedule of Investments.

4	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 1.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	2,870,000		$3,212,018	(e)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,970,000		2,170,645	(e)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,620,000		2,923,815	(e)

Total Pharmaceuticals					8,306,478

TOTAL HEALTH CARE					9,477,996

MATERIALS - 1.6%
Metals & Mining - 1.6%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,470,000		1,511,380	(e)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	1,630,000		1,786,997	(e)
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	720,000		834,004
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	750,000		800,875	(e)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		541,383	(e)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,630,000		1,722,115	(e)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,440,000		4,012,544
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,360,000		1,501,909

TOTAL MATERIALS					12,711,207

TOTAL CORPORATE BONDS & NOTES (Cost - $63,408,174)					66,393,605

SOVEREIGN BONDS - 7.0%
Argentina - 0.3%
Argentina POM Politica Monetaria,
Bonds (Argentina Central Bank 7 Day
Repo Reference Rate)	51.226%	6/21/20	276,920,000	ARS	2,287,776	(f)(h)
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	40,060,000	ARS	205,374	(f)

Total Argentina					2,493,150

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,900,000	BRL	445,024
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	4,090,000	BRL	1,025,134
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	570,000	BRL	151,656

Total Brazil					1,621,814

Chile - 0.9%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	4,785,000,000	CLP	6,656,918

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	3,120,000		3,094,890	(e)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	5

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 1.7%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	400,000		$432,368	(e)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,790,000		1,895,786
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	430,000		536,536	(e)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	880,000		1,058,982	(e)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	2,010,000		2,276,417
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	100,812,000,000	IDR	7,142,387

Total Indonesia					13,342,476

Mexico - 2.4%
Mexican Bonos, Bonds	8.000%	11/7/47	51,280,000	MXN	2,877,484
Mexican Bonos, Senior Notes	7.750%	11/13/42	217,320,000	MXN	11,822,702
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	3,720,000		4,211,040

Total Mexico					18,911,226

Nigeria - 0.0%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	280,000		279,245	(e)

Qatar - 0.6%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	3,770,000		4,274,803	(e)

Russia - 0.5%
Russian Federal Bond - OFZ	7.050%	1/19/28	250,000,000	RUB	3,926,808

TOTAL SOVEREIGN BONDS (Cost - $63,367,057)					54,601,330

ASSET-BACKED SECURITIES - 0.6%
Bear Stearns Asset Backed Securities Trust, 2007-SD2 2A1 (1 mo. USD LIBOR + 0.400%)	2.027%	9/25/46	45,966		44,319	(h)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	2.859%	10/15/37	4,705,728		4,661,725	(e)(h)
Security National Mortgage Loan Trust, 2006-3A A2	5.830%	1/25/37	63,778		63,773	(e)(h)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,357,617)					4,769,817

See Notes to Consolidated Schedule of Investments.

6	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $105.75 (Cost - $21,695)	5/22/20	1,250	2,500,000		$19,533

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,088,063,675)					1,148,976,728

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.3%
SOVEREIGN BONDS - 0.3%
Argentina Treasury Bills (Cost - $5,887,000)	(31.652)%	7/29/20	154,500,000	ARS	2,185,469	(f)(j)

			SHARES
MONEY MARKET FUNDS - 1.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $8,041,880)	1.491%		8,041,880		8,041,880

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,928,880)					10,227,349

TOTAL INVESTMENTS - 147.8% (Cost - $1,101,992,555)					1,159,204,077
Liabilities in Excess of Other Assets - (47.8)%					(374,984,245)

TOTAL NET ASSETS - 100.0%					$784,219,832

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	7

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
CMT	— Constant Maturity Treasury
EUR	— Euro
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Consolidated Schedule of Investments.

8	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

At February 29, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	2.600%	4/8/2019	TBD	**	$20,137,500	U.S. Treasury Inflation Protected Securities	$22,136,648
Morgan Stanley & Co. Inc.	1.830%	12/13/2019	6/12/2020		343,720,000	U.S. Treasury Inflation Protected Securities	356,060,942

					$363,857,500		$378,197,590

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of February 29, 2020.

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	$129.50	273	$273,000	$(4,265)
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	130.00	251	251,000	(7,844)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $252,218)					$(12,109)

At February 29, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,340	6/20	$329,249,189	$331,532,750	$2,283,561
90-Day Eurodollar	78	3/21	19,187,189	19,344,975	157,786
Copper	338	5/20	21,856,770	21,463,000	(393,770)
Euro	94	3/20	13,109,483	12,971,412	(138,071)
Gold 100 Ounce	114	4/20	17,159,565	17,860,380	700,815
Mexican Peso	86	3/20	2,210,415	2,173,220	(37,195)
Silver	102	5/20	9,002,265	8,393,070	(609,195)
U.S. Treasury 2-Year Notes	1,255	6/20	272,042,714	274,001,798	1,959,084
U.S. Treasury 5-Year Notes	1,286	6/20	155,501,373	157,856,500	2,355,127
WTI Crude	283	9/20	14,648,787	12,865,180	(1,783,607)

					4,494,535

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	9

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
British Pound	67	3/20	$5,534,032	$5,359,162	$174,870
Euro-Bund	122	3/20	23,183,296	23,900,650	(717,354)
Euro-Bund	108	6/20	20,659,443	20,827,695	(168,252)
U.S. Treasury 10-Year Notes	114	6/20	15,152,006	15,361,500	(209,494)
U.S. Treasury Long-Term Bonds	1,422	6/20	236,351,883	242,095,500	(5,743,617)
U.S. Treasury Ultra Long- Term Bonds	668	6/20	133,988,351	138,610,000	(4,621,649)

					(11,285,496)

Net unrealized depreciation on open futures contracts					$(6,790,961)

At February 29, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,021,449	MXN	38,000,000	Bank of America N.A.	4/17/20	$106,222
USD	6,384,892	MXN	120,700,000	Bank of America N.A.	4/17/20	301,526
IDR	52,969,535,174	USD	3,764,715	Barclays Bank PLC	4/17/20	(141,776)
INR	1,036,321,925	USD	14,237,831	Barclays Bank PLC	4/17/20	(4,368)
MYR	49,281,000	USD	12,031,788	Barclays Bank PLC	4/17/20	(353,406)
USD	109,108	EUR	100,000	BNP Paribas SA	4/17/20	(1,624)
USD	110,957	EUR	100,000	BNP Paribas SA	4/17/20	225
USD	12,390,776	EUR	11,100,000	BNP Paribas SA	4/17/20	99,546
USD	25,182,900	EUR	22,556,500	BNP Paribas SA	4/17/20	205,683
BRL	40,440,000	USD	9,889,949	Citibank N.A.	4/17/20	(870,713)
BRL	45,628,380	USD	11,130,230	Citibank N.A.	4/17/20	(953,843)
COP	82,621,685,652	USD	25,119,846	Citibank N.A.	4/17/20	(1,707,764)
GBP	4,241,448	USD	5,569,187	Citibank N.A.	4/17/20	(123,759)
USD	41,726	AUD	60,000	Citibank N.A.	4/17/20	2,598
USD	110,202	EUR	100,000	Citibank N.A.	4/17/20	(529)
USD	1,555,752	EUR	1,390,976	Citibank N.A.	4/17/20	15,500
JPY	897,550,000	USD	8,325,758	Goldman Sachs Group Inc.	4/17/20	18,600
RUB	2,101,159,580	USD	33,932,360	Goldman Sachs Group Inc.	4/17/20	(2,805,587)
USD	6,234,724	EUR	5,580,370	Goldman Sachs Group Inc.	4/17/20	55,480
USD	5,123,279	MXN	97,802,368	Goldman Sachs Group Inc.	4/17/20	193,970
USD	438,291	AUD	636,486	JPMorgan Chase & Co.	4/17/20	23,215

See Notes to Consolidated Schedule of Investments.

10	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	110,962	EUR	100,000	JPMorgan Chase & Co.	4/17/20	$231
USD	16,764,491	TWD	499,498,000	JPMorgan Chase & Co.	4/17/20	237,038

Total						$(5,703,535)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

At February 29, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
$39,783,000	8/31/23	2.500% semi-annually	3-Month LIBOR quarterly	$(2,481)	$(2,144,664)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.33 Index	$42,285,000	12/20/24	1.000% quarterly	$656,897	$771,413	$(114,516)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report	11

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

12	Western Asset Inflation-Linked Opportunities & Income Fund 2020 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities. The Fund may invest up to 100% of its total managed assets in non-U.S. dollar investments. The Fund may also invest up to 40% of its total managed assets in below investment grade securities. If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using

13

Notes to Consolidated Schedule of Investments (unaudited) (continued)

quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$874,464,501	—	$874,464,501
Non-U.S. Treasury Inflation Protected Securities	—	76,468,712	—	76,468,712
Collateralized Mortgage Obligations	—	69,349,526	$2,909,704	72,259,230
Corporate Bonds & Notes	—	66,393,605	—	66,393,605
Sovereign Bonds	—	54,601,330	—	54,601,330
Asset-Backed Securities	—	4,769,817	—	4,769,817
Purchased Options	$19,533	—	—	19,533

Total Long-Term Investments	19,533	1,146,047,491	2,909,704	1,148,976,728

Short-Term Investments†:
Sovereign Bonds	—	2,185,469	—	2,185,469
Money Market Funds	8,041,880	—	—	8,041,880

Total Short-Term Investments	8,041,880	2,185,469	—	10,227,349

Total Investments	$8,061,413	$1,148,232,960	$2,909,704	$1,159,204,077

15

Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$7,631,243	—	—	$7,631,243
Forward Foreign Currency Contracts	—	$1,259,834	—	1,259,834

Total Other Financial Instruments	$7,631,243	$1,259,834	—	$8,891,077

Total	$15,692,656	$1,149,492,794	$2,909,704	$1,168,095,154

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$12,109	—	—	$12,109
Futures Contracts	14,422,204	—	—	14,422,204
Forward Foreign Currency Contracts	—	$6,963,369	—	6,963,369
Centrally Cleared Interest Rate Swaps	—	2,144,664	—	2,144,664
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	114,516	—	114,516

Total	$14,434,313	$9,222,549	—	$23,656,862

†	See Consolidated Schedule of Investments for additional detailed categorizations.

16